Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Computers	Right of Use Asset	Total
	($)	($)	($)
Cost
At December 31, 2021	181,390	913,405	1,094,795
Additions	65,329	-	65,329
At December 31, 2022	246,719	913,405	1,160,124
Additions	-	-	-
Disposals	(192,361)	-	(192,361)
At June 30, 2023	54,358	913,405	967,763

Accumulated amortization
At December 31, 2021	113,079	654,771	767,850
Amortization for the period	39,667	179,766	219,433
At December 31, 2022	152,746	834,537	987,283
Amortization for the period	18,800	78,868	97,668
Disposals	(135,692)	-	(135,692)
At June 30, 2023	35,854	913,405	949,259

Carrying amounts
At December 31, 2021	68,311	258,634	326,945
At December 31, 2022	93,973	78,868	172,841
At June 30, 2023	18,504	0	18,504